Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) mo	Dec. 31, 2016 CAD ($) mo
Statement [Line Items]
Dividend per share	1.00%	1.00%
Expected volatility	38.00%	41.00%
Risk-free interest rate	1.00%	1.00%
Expected life | mo	45	45
Share price	$ 16.57	$ 13.43
Fair value of options granted	$ 4.58	$ 3.88